Share Based Compensation (Details) - Schedule of compensation to employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years			4 years 7 months 9 days
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	4 years 4 months 28 days	4 years 7 months 9 days
Expected volatility	47.00%	42.00%	42.02%
Risk-free interest rate	1.74%	0.49%	0.24%
Maximum [Member]
Share Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility	48.00%	46.00%	42.64%
Risk-free interest rate	3.96%	1.28%	1.42%